Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	$ 36	$ 25
Cash at banks	52,797	45,188
Total	$ 52,833	$ 45,213	$ 19,037	$ 2,366